Average Annual Total Returns - FidelityFlexConservativeIncomeMunicipalBondFund-PRO - FidelityFlexConservativeIncomeMunicipalBondFund-PRO - Fidelity Flex Conservative Income Municipal Bond Fund	Mar. 01, 2024
Fidelity Flex Conservative Income Municipal Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	3.85%
Past 5 years	1.72%
Since Inception	1.68%	[1]
Fidelity Flex Conservative Income Municipal Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.84%
Past 5 years	1.72%
Since Inception	1.68%	[1]
Fidelity Flex Conservative Income Municipal Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.59%
Past 5 years	1.70%
Since Inception	1.67%	[1]
LB319
Average Annual Return:
Past 1 year	3.39%
Past 5 years	1.34%
Since Inception	1.29%	[1]
IXY1N
Average Annual Return:
Past 1 year	3.39%
Past 5 years	1.36%
Since Inception	1.33%	[1]

[1]	AFrom October 12, 2017.